Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

SouthState Bank 401(k) Retirement Savings Plan

EIN 59-2979916

Plan No. 003

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor,	Description of Investment Including Maturity Date,		Current
	or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost	Value

	Corporate Stocks
*	SouthState Bank Corporation	157,132 common shares	**	$14,787,764

	Mutual Funds
	American Beacon Funds	American Beacon Small Cap Value Fund Class R6, 398,139 shares	**	9,304,520
	American Century	American Century Small Cap Growth R6, 132,252 shares	**	3,115,858
	American Funds	American Funds New World Fund Class R6, 64,912 shares	**	6,047,875
	Columbia Management	Columbia Dividend Income Fund Z, 1,335,291 shares	**	49,525,964
	Dodge & Cox	Dodge & Cox Income X Fund, 1,631,433 shares	**	20,980,236
*	Fidelity	Fidelity Cash Reserves, 2,878 shares	**	2,878
*	Fidelity	Fidelity US Bond Index Fund, 864,376 shares	**	9,127,817
*	Fidelity	Fidelity 500 Index Fund, 407,197 shares	**	96,798,912
*	Fidelity	Fidelity Mid Cap Index Fund, 297,372 shares	**	10,981,969
*	Fidelity	Fidelity Small Cap Index Fund, 311,661 shares	**	9,639,692
*	Fidelity	Fidelity International Index Fund, 185,426 shares	**	11,273,961
	Franklin Templeton Investments	ClearBridge International Growth Fund Class I, 391,206 shares	**	29,000,138
	JP Morgan	JP Morgan Mid Cap Growth Class R6, 547,795 shares	**	28,342,935
	New York Life Investment	NYLI Winslow Large Cap Growth Fund, 6,063,164 shares	**	71,181,551
	PIMCO	PIMCO International Bond Fund, 205,790 shares	**	2,043,501
	Principal Funds	Principal High Yield Fund, 1,063,085 shares	**	7,133,305
	Vanguard	Vanguard Federal Money Market Fund, 42,044,896 shares	**	42,044,896
	Vanguard	Vanguard Real Estate Index Is, 303,380 shares	**	5,888,622
	Vanguard	Vanguard Target Retirement 2020, 527,882 shares	**	14,490,371
	Vanguard	Vanguard Target Retirement 2025, 2,117,111 shares	**	42,236,367
	Vanguard	Vanguard Target Retirement 2030, 1,328,287 shares	**	56,226,420
	Vanguard	Vanguard Target Retirement 2035, 1,882,808 shares	**	51,551,309
	Vanguard	Vanguard Target Retirement 2040, 961,157 shares	**	48,009,810
	Vanguard	Vanguard Target Retirement 2045, 1,423,820 shares	**	49,463,523
	Vanguard	Vanguard Target Retirement 2050, 626,275 shares	**	37,125,604
	Vanguard	Vanguard Target Retirement 2055, 374,669 shares	**	24,788,134
	Vanguard	Vanguard Target Retirement 2060, 224,189 shares	**	13,671,074
	Vanguard	Vanguard Target Retirement 2065, 142,140 shares	**	5,689,896
	Vanguard	Vanguard Target Retirement Income, 270,932 shares	**	3,757,831
	Victory Capital Management	Victory Short-Term Bond R6 Fund, 248,514 shares	**	2,283,850
	Victory Capital Management	Victory Sycamore Established Value Fund I, 397,733 shares	**	17,913,905
				779,642,724
	Common Collective Trust Funds
	Federated Capital	Federated Capital Preservation Fund	**	18,604

	Participant Loans:
*	Notes receivable from participants	3.25% to 9.50%, Latest Maturity Date: 08/16/2041	***	15,095,114
		Total assets held for investment purposes		809,544,206

		Total assets		$809,544,206

*Indicates a party-in-interest.

**The cost of participant directed investments is not required to be disclosed.

***FASB issued ASU 2010-25 does not consider notes receivable from participants to be investments whereas the Form 5500 requires that notes receivable from participants be listed as investments.